Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	5,189
Ordinary shares held by the company		30,843,000
Weighted average fair values of RSUs granted (in Dollars per share)		$ 3.41
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Shares grant of RSUs	782,350	35,100	388,020
Stock option vesting period			4 years
Weighted average fair values of RSUs granted (in Dollars per share)	$ 11.36	$ 9.31	$ 7.86
Compensation cost (in Dollars)	$ 3,271	$ 2,107	$ 1,887
Total unrecognized costs related to non-vested share-based compensation (in Dollars)	$ 6,749
Recognized over a weighted average period	1 year
2013 Share Option Plan [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	1,544,676
Shares grant of RSUs		340,000
Total number of shares reserved under share option plan	3,950,000
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Stock option vesting period	2 years	2 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Stock option vesting period	4 years	4 years